Securities Sold under Agreements to Repurchase - Summary of Securities Sold under Agreements to Repurchase (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of securities sold under agreements to repurchase [line items]
Securities sold under agreements to repurchase	¥ 118,088	¥ 192,141
Within 30 days [member]
Disclosure of securities sold under agreements to repurchase [line items]
Securities sold under agreements to repurchase	117,928	192,141
After 90 days [member]
Disclosure of securities sold under agreements to repurchase [line items]
Securities sold under agreements to repurchase	160
Interbank market [member]
Disclosure of securities sold under agreements to repurchase [line items]
Securities sold under agreements to repurchase	63,631	125,788
Stock exchange market [member]
Disclosure of securities sold under agreements to repurchase [line items]
Securities sold under agreements to repurchase	¥ 54,457	¥ 66,353